Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Note 13 - Subsequent Events

Convertible Debentures

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,000 and 73,000 shares of restricted stock as part of this agreement.

Common Stock Issuances

On November 6, 2012 the Company granted 73,000 shares of restricted common stock as a debt offering cost on the Dutchess Opportunity Fund convertible debt financing. The total fair value of the common stock was $5,110 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted another 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted another 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company issued 150,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company’s Board of Directors granted the issuance of 250,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $20,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company’s Board of Directors granted the issuance of 312,500 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

Investments

On November 1, 2012, the Company elected to convert a Note Receivable in the amount of $22,477, consisting of $20,000 of principal and $2,477 of interest receivable in exchange for an additional 7.5% ownership interest in iCandy, Inc. (“ICI”), and 7.5% interest in iCandy Burlesque, Inc. (“ICB”). The conversion results in a total ownership of 17.5% in both entities as of November 1, 2012. Both, the investments and the note receivable were written off as impaired at December 31, 2011 due to valuation and collectability uncertainties.

Note 19 - Subsequent Events

Officer and Director Departures
On January 13, 2012, Paul Chachko resigned as Chairman of the Board of Directors and Mark Bradley resumed the position.

On January 18, 2012, Merrill Brown resigned as Director.

On March 12, 2012, Peter Heumiller resigned as President and COO.

Common Stock Issuances
On March 31, 2012, the Company issued 266,667 shares of common stock on the vested portion of 1,000,000 previously granted restricted shares of the Company's common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company's business. The shares vest over fifteen monthly increments.

On February 29, 2012 the Company issued 650,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 500,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants pursuant to a unit offering in exchange for proceeds of $8,000 to the Company's CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants pursuant to a unit offering in exchange for proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Option Issuances
On February 29, 2012 the Company's Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company's Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.